INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

7.INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

Intangible assets, net consist of the following:

	As of December 31,
	2015	2016
Intangible assets with indefinite life:
Brand name	28,600	28,600
Master brand agreement (Note 3)	—	192,000
Intangible assets with definite life:
Franchise agreements	11,000	11,000
Non-compete agreement	400	400
Favorable lease agreements	120,661	135,874
Purchased software	44,405	55,101

Total	205,066	422,975
Less: Accumulated amortization	(60,254)	(80,281)

Total	144,812	342,694

Unfavorable lease

	As of December 31,
	2015	2016
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(2,893)	(3,102)

Unfavorable lease agreements, net	1,031	822

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired lease that exceeded market prices and are recognized as other long-term liabilities. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term.

Amortization expense of intangible assets for the years ended December 31, 2014, 2015 and 2016  amounted to RMB11,101, RMB13,415 and RMB17,173, respectively.

The annual estimated amortization expense for the above intangible assets and unfavorable lease for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavorable Lease	Net Amortization
2017	15,793	(130)	15,663
2018	14,687	(130)	14,557
2019	14,259	(130)	14,129
2020	13,898	(130)	13,768
2021	13,213	(130)	13,083
Thereafter	50,246	(172)	50,074

Total	122,096	(822)	121,274